Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
Jul. 01, 2012
Consolidated Statements of Cash Flows [Abstract]
Principal amount on outstanding loan terminated and converted to additional capital contributions in the joint venture investment	$ 1,500,000
Accrued interest amounts terminated and converted to additional capital contributions in the joint venture investment	$ 112,000